EMPLOYEE BENEFITS (Schedule of Present Value of Defined Benefit Obligation in Current Period) (Details) - Defined Benefit Obligation [Member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation | ₪		₪ 4,748	₪ 4,357
Current service cost | ₪		768	904
Interest cost | ₪		162	148
Actuarial gains | ₪			(3)
Actuarial losses arising from experience adjustments | ₪		370	(36)
Actuarial gains arising from changes in financial assumptions | ₪		12	192
Benefits paid | ₪		(927)	(814)
Closing defined benefit obligation | ₪		₪ 5,133	₪ 4,748
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation | $	$ 1,369
Current service cost | $	222
Interest cost | $	47
Actuarial gains | $
Actuarial losses arising from experience adjustments | $	107
Actuarial gains arising from changes in financial assumptions | $	3
Benefits paid | $	(267)
Closing defined benefit obligation | $	$ 1,481